Offerings	Sep. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, issuable upon the conversion of the March Unsecured Notes
Amount Registered | shares	9,560,656
Proposed Maximum Offering Price per Unit	1.22
Maximum Aggregate Offering Price	$ 11,664,000.32
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,785.76
Offering Note	Consists of 9,560,656 shares of Class A Common Stock issuable upon the conversion of certain convertible notes of the Company being registered for resale from time to time by selling securityholders named in this registration statement. Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(i) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the conversion price of the March Unsecured Notes.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, issuable upon the conversion of the March Incremental Notes
Amount Registered | shares	1,770,492
Proposed Maximum Offering Price per Unit	1.22
Maximum Aggregate Offering Price	$ 2,160,000.24
Fee Rate	0.01531%
Amount of Registration Fee	$ 330.70
Offering Note	Consists of 1,770,492 shares of Class A Common Stock issuable upon the conversion of certain convertible notes of the Company being registered for resale from time to time by selling securityholders named in this registration statement. Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(i) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the conversion price of the March Incremental Notes.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, issuable upon the conversion of the June Additional May 2023 Unsecured Notes
Amount Registered | shares	3,608,772
Proposed Maximum Offering Price per Unit	1.6750
Maximum Aggregate Offering Price	$ 6,044,693.10
Fee Rate	0.01531%
Amount of Registration Fee	$ 925.45
Offering Note	Consists of 3,608,772 shares of Class A Common Stock issuable upon the conversion of certain convertible notes of the Company being registered for resale from time to time by selling securityholders named in this registration statement. Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high and low prices as of September 9, 2025.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, issuable upon the conversion of the December Incremental Notes
Amount Registered | shares	4,310,345
Proposed Maximum Offering Price per Unit	1.16
Maximum Aggregate Offering Price	$ 5,000,000.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 765.50
Offering Note	Consists of 4,310,345 shares of Class A Common Stock issuable upon the conversion of certain convertible notes of the Company being registered for resale from time to time by selling securityholders named in this registration statement. Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(i) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the conversion price of the December Incremental Notes.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, issuable upon exercise of the March PA Warrants
Amount Registered | shares	390,164
Proposed Maximum Offering Price per Unit	1.4640
Maximum Aggregate Offering Price	$ 571,200.10
Fee Rate	0.01531%
Amount of Registration Fee	$ 87.46
Offering Note	Consists of 390,164 shares of Class A Common Stock issuable upon exercise of certain common stock purchase warrants of the Company being registered for resale from time to time by selling securityholders named in this registration statement. Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(g) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the exercise price of the placement agent common warrants.